Consolidated Balance Sheet (BRL) In Millions	Dec. 31, 2010		Dec. 31, 2009
ASSETS
Cash and due from banks	5,568		5,355
Interest-bearing deposits in other banks	57,566		89,085
Securities purchased under resale agreements	34,734		56,714
Central Bank compulsory deposits	85,790		13,869
Trading assets, at fair value	140,003		73,529
Available-for-sale securities, at fair value	44,636		41,263
Held-to-maturity securities, at amortized cost (fair value R$ 3,110 and R$ 2,124 at December 31, 2010 and 2009)	2,506		1,762
Net loans and leases	278,031		225,768
Loans and leases	298,169		245,736
Allowance for loan and lease losses	(20,138)		(19,968)
Investments in unconsolidated companies	3,597		4,321
Premises and equipment, net	5,151		4,572
Goodwill, net	14,664		14,711
Intangible assets, net	18,148		22,569
Other assets	56,186		45,570
TOTAL ASSETS	746,580		599,088
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	202,660		190,908
Non-interest bearing deposits	26,439		25,884
Interest-bearing deposits	176,221		165,024
Securities sold under repurchase agreements	97,972		66,174
Short-term borrowings	123,041		80,725
Long-term debt	84,768		58,976
Insurance claims reserves, reserves for private retirement plans and reserves for capitalization	11,246		13,487
Investment contracts	49,217		38,063
Other liabilities	87,975		68,721
Total liabilities	656,879		517,054
Commitments and contingent liabilities (Note 30)
Stockholders’ equity of Itaú Unibanco:
Common shares no par value (3,300,000,000 authorized as of December 31, 2010 and 2009; 2,289,286,475 issued as of December 31, 2010 and 2009)	21,046		21,046
Preferred shares no par value ( 3,300,000,000 authorized as of December 31, 2010 and 2009; 2,281,649,744 issued as of December 31, 2010 and 2009)	24,208		24,208
Treasury shares ( 26,566,015 and 43,588,307 preferred shares as of December 31, 2010 and 2009, respectively;1,502,202 and 2,202 common shares as of December 31, 2010 and 2009, respectively)	(674)		(1,031)
Additional paid-in capital	13,218		12,932
Appropriated retained earnings	15,895		5,954
Other accumulated comprehensive income:
Net unrealized gains (losses) on available-for-sale securities, net of taxes	(28)		301
Cumulative translation adjustment	(432)		(146)
Defined benefit of pension plans and other post-retirement plans, net of taxes	224		786
Cash flow hedge – effective portion, net of taxes	(3)		(4)
Unappropriated retained earnings	3,171		5,231
Total stockholders' equity of Itau Unibanco	76,625		69,277
Noncontrolling interest	13,076		12,757
Total stockholders’ equity	89,701		82,034
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	746,580		599,088
Variable Interest Entity, Primary Beneficiary [Member]
ASSETS
Net loans and leases	5,788		4,323
Loans and leases	6,823		5,455
Allowance for loan and lease losses	(1,035)		(1,132)
Intangible assets, net	731		798
Other assets	1,189		974
TOTAL ASSETS	7,708		6,095
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	3,138	[1]	2,515	[1]
Total liabilities	3,138		2,515

[1]	Included under other liabilities in the consolidated balance sheet.